Capital Management - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Oct. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Nov. 13, 2024	Jun. 30, 2024
Dividends [Abstract]
Buyback program to acquire outstanding amount					$ 300.0
Authorized, increase (decrease) in amount						$ 50.0
Amount of shares repurchased	$ 149.9	$ 300.0	$ 271.4	$ 78.4